Marketable Securities And Other Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Investments [Line Items]
Carrying amounts of long-term investment equity securities	¥ 80,534	¥ 70,888
Fair value of investment securities, carrying amount	¥ 77,376	¥ 68,916